Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Net income attributable to equity shareholders of the Company	$ 228	$ 155	$ 438	$ 288
Basic weighted average ordinary shares outstanding (in shares)	555	554	554	554
Effect of potentially dilutive shares from employee equity plans (in shares)	2	3	3	3
Diluted weighted average ordinary shares outstanding (in shares)	557	557	557	557
Total basic and diluted EPS attributable to equity shareholders, basic (in USD per share)	$ 0.41	$ 0.28	$ 0.79	$ 0.52
Total basic and diluted EPS attributable to equity shareholders, diluted (in USD per share)	$ 0.41	$ 0.28	$ 0.79	$ 0.52